Offsetting of Financial Assets and Financial Liabilities (Information of Offsetting of Financial Assets and Financial Liabilities) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2026		Mar. 31, 2025
Offsetting Financial Assets And Financial Liabilities [Line Items]
Derivative assets, Gross amounts recognized	[1]	¥ 23,782		¥ 15,891
Derivative assets, Gross amounts offset on the balance sheet	[1]	0		0
Derivative assets, Net amounts presented on the balance sheet	[1],[2],[3]	23,782		15,891
Derivative assets, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(20,421)		(13,315)
Derivative assets, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	(1,480)		(850)
Derivative assets, Net amounts	[1]	1,880		1,725
Receivables under resale agreements, Gross amounts recognized	[1]	30,572		28,109
Receivables under resale agreements, Gross amounts offset on the balance sheet	[1]	0		0
Receivables under resale agreements, Net amounts presented on the balance sheet	[1],[2],[6]	30,572		28,109
Receivables under resale agreements, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(28,729)		(26,652)
Receivables under resale agreements, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0		0
Receivables under resale agreements, Net amounts	[1]	1,843		1,457
Receivables under securities borrowing transactions, Gross amounts recognized	[1]	1,761		2,078
Receivables under securities borrowing transactions, Gross amounts offset on the balance sheet	[1]	0		0
Receivables under securities borrowing transactions, Net amounts presented on the balance sheet	[1],[2],[7]	1,761		2,078
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(1,740)		(2,048)
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0		0
Receivables under securities borrowing transactions, Net amounts	[1]	20		31
Financial assets, Gross amounts recognized, Total	[1]	56,114		46,078
Financial assets, Gross amounts offset on the balance sheet, Total	[1]	0		0
Financial assets, Net amounts presented on the balance sheet, Total	[1],[2]	56,114		46,078
Financial assets, Amounts not offset on the balance sheet, Financial instruments, Total	[1],[4],[5]	(50,890)		(42,015)
Financial assets, Amounts not offset on the balance sheet, Cash collateral, Total	[1],[4]	(1,480)		(850)
Financial assets, Net amounts, Total	[1]	3,744		3,213
Derivative liabilities, Gross amounts recognized	[1]	24,205		16,267
Derivative liabilities, Gross amounts offset on the balance sheet	[1]	0		0
Derivative liabilities, Net amounts presented on the balance sheet	[1],[2],[3]	24,205		16,267
Derivative liabilities, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(19,600)		(12,793)
Derivative liabilities, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	(1,991)		(1,579)
Derivative liabilities, Net amounts	[1]	2,614		1,894
Payables under repurchase agreements, Gross amounts recognized	[1]	37,732		38,395
Payables under repurchase agreements, Gross amounts offset on the balance sheet	[1]	0		0
Payables under repurchase agreements, Net amounts presented on the balance sheet	[1],[2],[6]	37,732		38,395
Payables under repurchase agreements, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(35,906)		(37,550)
Payables under repurchase agreements, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0		0
Payables under repurchase agreements, Net amounts	[1]	1,826		845
Payables under securities lending transactions, Gross amounts recognized	[1]	2,067		1,675
Payables under securities lending transactions, Gross amounts offset on the balance sheet	[1]	0		0
Payables under securities lending transactions, Net amounts presented on the balance sheet	[1],[2],[7]	2,067		1,675
Payables under securities lending transactions, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(1,950)		(1,585)
Payables under securities lending transactions, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0		0
Payables under securities lending transactions, Net amounts	[1]	117		89
Other liabilities, Gross amounts recognized	[1],[8]	77		125
Other liabilities, Gross amounts offset on the balance sheet	[1],[8]	0		0
Other liabilities, Net amounts presented on the balance sheet	[1],[2],[8]	77		125
Other liabilities, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5],[8]	(77)		(125)
Other liabilities, Amounts not offset on the balance sheet, Cash collateral		0	[1],[4],[8]	0
Other liabilities, Net amounts	[1],[8]	0		0
Financial liabilities, Gross amounts recognized, Total	[1]	64,081		56,461
Financial liabilities, Gross amounts offset on the balance sheet, Total	[1]	0		0
Financial liabilities, Net amounts presented on the balance sheet, Total	[1],[2]	64,081		56,461
Financial liabilities, Amounts not offset on the balance sheet, Financial instruments, Total	[1],[4],[5]	(57,533)		(52,054)
Financial liabilities, Amounts not offset on the balance sheet, Cash collateral, Total	[1],[4]	(1,991)		(1,579)
Financial liabilities, Net amounts, Total	[1]	¥ 4,558		¥ 2,828

[1]	Amounts relating to master netting arrangements or similar agreements where the MHFG Group does not have the legal right of set-off or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter (“OTC”) and OTC-cleared derivatives that are subject to enforceable master netting arrangements or similar agreements.
[2]	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
[3]	The amounts of derivative assets and liabilities subject to enforceable master netting arrangements or similar agreements were ¥15,324 billion and ¥15,722 billion, respectively, at March 31, 2025, and ¥23,448 billion and ¥23,745 billion, respectively, at March 31, 2026.
[4]	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.
[5]	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.
[6]	The amounts of Receivables under resale agreements and Payables under repurchase agreements subject to enforceable industry standard master repurchase agreements with netting terms were ¥26,995 billion and ¥37,646 billion, respectively, at March 31, 2025, and ¥29,092 billion and ¥36,715 billion, respectively, at March 31, 2026.
[7]	The amounts of Receivables under securities borrowing transactions and Payables under securities lending transactions subject to enforceable industry standard master lending agreements with netting terms were ¥2,078 billion and ¥1,602 billion, respectively, at March 31, 2025, and ¥1,761 billion and ¥1,968 billion, respectively, at March 31, 2026.
[8]	Amounts relate to transactions where the Group acts as lender in a securities lending agreement and receives securities that can be sold or pledged as collateral. In these transactions, the Group recognizes the securities received at fair value within Other assets and the obligation to return those securities as a liability within Other liabilities.